Share-Based Compensation - Summary of The Option Activities (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 23, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, granted | shares	2,382,344
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance | shares			0	0	1,599,767	1,599,767
Number of options, granted | shares					1,944,256	1,944,256
Number of options, forfeited | shares					(224,348)	(224,348)
Number of options, replaced | shares					(3,319,675)	(3,319,675)
Number of options, vested and expected to vest | shares			0
Number of options, ending balance | shares					0	0	1,599,767	1,599,767
Weighted average exercise price, beginning balance | ¥ / shares			¥ 0		¥ 1.47
Weighted average exercise price, granted | ¥ / shares					0.38
Weighted average exercise price, forfeited | $ / shares						$ 1.5
Weighted average exercise price, replaced | ¥ / shares					0.83
Weighted average exercise price, vested and expected to vest | ¥ / shares			0
Weighted average exercise price, ending balance | ¥ / shares					0		¥ 1.47
Weighted average grant date fair value, beginning balance | (per share)				$ 0	19.52
Weighted average grant date fair value, granted | ¥ / shares					31.84
Weighted average grant date fair value, forfeited | ¥ / shares					15.07
Weighted average grant date fair value, replaced | ¥ / shares					¥ 27.03
Weighted average grant date fair value, vested and expected to vest | ¥ / shares			¥ 0
Weighted average grant date fair value, ending balance | (per share)						$ 0	¥ 19.52
Aggregate intrinsic value, beginning balance | ¥			¥ 0		¥ 49,138
Aggregate intrinsic value, vested and expected to vest | ¥			¥ 0
Aggregate intrinsic value, ending balance | ¥					¥ 0		¥ 49,138
Weighted average remaining contractual term							9 years 1 month 6 days	9 years 1 month 6 days
2017 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance | shares					0	0	2,139,312	2,139,312
Number of options, granted | shares							224,348	224,348
Number of options, replaced | shares					(2,363,660)	(2,363,660)
Number of options, vested and expected to vest | shares									0	0
Number of options, ending balance | shares							0	0
Weighted average exercise price, beginning balance | (per share)					¥ 0			$ 1.4
Weighted average exercise price, granted | ¥ / shares							¥ 1.5
Weighted average exercise price, replaced | ¥ / shares					1.41
Weighted average exercise price, ending balance | ¥ / shares							0
Weighted average grant date fair value, beginning balance | (per share)					0			$ 31.31
Weighted average grant date fair value, granted | ¥ / shares							30.73
Weighted average grant date fair value, replaced | ¥ / shares					¥ 31.25
Weighted average grant date fair value, ending balance | ¥ / shares							¥ 0
Aggregate intrinsic value, beginning balance | ¥					¥ 0		¥ 65,963
Aggregate intrinsic value, ending balance | ¥							¥ 0
Weighted average remaining contractual term					9 years 11 months 19 days	9 years 11 months 19 days
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance | shares		5,933,032	5,583,659	5,583,659	0	0
Number of options, granted | shares		785,917	349,373	349,373	5,583,659	5,583,659
Number of options, forfeited | shares		0	0	0	0	0
Number of options, Canceled | shares		(2,187,287)
Number of options, Exercised | shares		(1,842,456)
Number of options, vested and expected to vest | shares									2,689,206	2,689,206
Number of options, exercisable | shares									1,974,623	1,974,623
Number of options, ending balance | shares		2,689,206	5,933,032	5,933,032	5,583,659	5,583,659	0	0
Weighted average exercise price, beginning balance | $ / shares		$ 0.08		$ 0.07		$ 0
Weighted average exercise price, granted | $ / shares		0.0001		0.21		0.07
Weighted average exercise price, forfeited | $ / shares		0		0		0
Weighted average exercise price, Canceled | $ / shares		0.0001
Weighted average exercise price, Exercised | $ / shares		0.17
Weighted average exercise price, exercisable | $ / shares										$ 0.06
Weighted average exercise price, ending balance | $ / shares		0.06		0.08		0.07		$ 0
Weighted average grant date fair value, beginning balance | $ / shares		5.29		5.18		0
Weighted average grant date fair value, granted | $ / shares		4.86		6.98		5.18
Weighted average grant date fair value, forfeited | $ / shares		0		0		0
Weighted average grant date fair value, Canceled | $ / shares		5.14
Weighted average grant date fair value, Exercised | $ / shares		5.46
Weighted average grant date fair value, exercisable | $ / shares										$ 5.34
Weighted average grant date fair value, ending balance | $ / shares		$ 5.3		$ 5.29		$ 5.18		$ 0
Aggregate intrinsic value, beginning balance | $		$ 41,992		$ 28,302		$ 0
Aggregate intrinsic value, exercisable | $										$ 2,081
Aggregate intrinsic value, ending balance | $		$ 2,822		$ 41,992		$ 28,302		$ 0
Weighted average remaining contractual term		7 years 6 months	8 years 1 month 6 days	8 years 1 month 6 days	9 years	9 years
Weighted average remaining contractual term, exercisable		7 years
2019 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance | shares		2,418,883			0	0
Number of options, granted | shares		1,047,890	36,539	36,539	2,382,344	2,382,344
Number of options, forfeited | shares		0	0	0	0	0
Number of options, Exercised | shares		(1,074,879)
Number of options, vested and expected to vest | shares					2,382,344	2,382,344			2,391,894	2,391,894
Number of options, exercisable | shares									1,763,160	1,763,160
Number of options, ending balance | shares		2,391,894	2,418,883	2,418,883			0	0
Weighted average exercise price, beginning balance | $ / shares		$ 0.21		$ 0.2		$ 0
Weighted average exercise price, granted | $ / shares		0.0001		0.21		0.2
Weighted average exercise price, forfeited | $ / shares		0		0		0
Weighted average exercise price, Exercised | $ / shares		0.46
Weighted average exercise price, exercisable | $ / shares										$ 0.0001
Weighted average exercise price, ending balance | $ / shares		0.0001		0.21		0.2		$ 0
Weighted average grant date fair value, beginning balance | $ / shares		5.24		5.19		0
Weighted average grant date fair value, granted | $ / shares		4.86		8.53		5.19
Weighted average grant date fair value, forfeited | $ / shares		0		0		0
Weighted average grant date fair value, Exercised | $ / shares		5.13
Weighted average grant date fair value, exercisable | $ / shares										$ 5.21
Weighted average grant date fair value, ending balance | $ / shares		$ 5.12		$ 5.24		$ 5.19		$ 0
Aggregate intrinsic value, beginning balance | $		$ 17,748		$ 11,762		$ 0
Aggregate intrinsic value, exercisable | ¥									¥ 1,957
Aggregate intrinsic value, ending balance | $		$ 2,655		$ 17,748		$ 11,762		$ 0
Weighted average remaining contractual term		8 years	8 years	8 years	9 years	9 years
Weighted average remaining contractual term, exercisable		7 years 6 months 7 days